DEBT AND CREDIT AGREEMENTS - Summary of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current liabilities:
Long-term debt payable within one year	$ 1,150	$ 700
Long-term liabilities:
Long-term debt	16,329	14,710
Total long-term debt	$ 17,479	$ 15,410